10-K Premiums and Reinsurance Related Information - Schedule of Reinsurance Effects on Written and Earned Premiums and Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Written Premiums
Assumed	$ 175,539	$ 116,742	$ 313,971	$ 212,448	$ 507,688	$ 356,948
Ceded	(63,486)	(40,310)	(111,066)	(72,059)	(173,016)	(111,834)
Net written premiums	112,053	76,432	202,905	140,389	334,672	245,114
Earned Premiums
Assumed	139,015	90,966	266,873	172,549	394,727	267,078
Ceded	(48,928)	(29,592)	(93,806)	(55,513)	(130,825)	(84,215)
Net earned premiums	90,087	61,374	173,067	117,036	263,902	182,863
Losses and Loss Adjustment Expenses
Assumed	87,927	54,439	169,206	102,389	242,306	161,350
Ceded	(28,909)	(17,030)	(55,868)	(31,521)	(76,024)	(49,589)
Net	$ 59,018	$ 37,409	$ 113,338	$ 70,868	$ 166,282	$ 111,761